Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

9.  Deposits

The following table details the maturity distribution of time deposits as of December 31st for the past two years:

	Three	More than three	More than six	More than
	months	months through	months through	twelve
(In thousands)	or less	six months	twelve months	months	Total
At December 31, 2012:
$100,000 or more	$13,338	$5,868	$16,493	$12,272	$47,971
Less than $100,000	10,131	8,985	26,271	31,607	76,994
At December 31, 2011:
$100,000 or more	$16,977	$9,770	$10,033	$19,837	$56,617
Less than $100,000	16,236	20,637	19,157	46,779	102,809

The following table presents the expected maturities of time deposits over the next five years:

(In thousands)	2013	2014	2015	2016	2017	Thereafter	Total
Balance maturing	$81,086	$15,655	$5,607	$18,384	$4,042	$191	$124,965